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Brighthouse Life Insurance Company of NY
285 Madison Avenue
New York, NY 10017

May 2, 2018

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Brighthouse Life Insurance Company of NY
     Brighthouse Variable Annuity Account B
     File Nos. 333-209058/811-08306
     (Class VA (offered on and after May 2, 2016))
     Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement to the Prospectus, Prospectus and Statement of Additional Information ("SAI"), each dated April 30, 2018 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement to the Prospectus, Prospectus and SAI contained in Post-Effective Amendment No. 8 for the Account filed electronically with the Commission on April 18, 2018.

If you have any questions, please call the undersigned at (980) 949-3617.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Brighthouse Life Insurance Company of NY